Accrued Payroll And Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
Accrued Payroll And Other Liabilities
Accrued payroll and other liabilities consist of the following at year end:

	2015	2014
Current:
Accrued payroll	$74,311	$82,396
Long-term incentive plan	248	806
Dividends payable	—	12,509
Accrued expenses	11,817	8,720
Other liabilities	6,736	7,641
	$93,112	$112,072
Non-current:
Other liabilities	19,381	18,440
	$19,381	$18,440